Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
15. Other Long-Term Liabilities

Other long-term liabilities consist of the following:

	December 31,
(in thousands)	2019	2018

Uncertain tax positions	$37,574	$31,706
Deferred tax liability	1,571	15,620
Accrued lease liability	10,700	10,700
Long-term incentive	—	125
Other	1,020	465
Total [1]	$50,865	$58,616

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[1] The amounts above exclude $0.1 million and zero of Other long-term liabilities at Noden classified as held for sale as of December 31, 2019 and 2018, respectively. See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.